Parent Company Information_Condensed Statements Of Cash Flows(Details) - KRW (₩) ₩ in Millions		12 Months Ended
		Dec. 31, 2019		Dec. 31, 2018		Dec. 31, 2017
Operating activities
Net income		₩ 745,987	[1],[2],[3]	₩ 925,905	[2]	₩ 553,425
Reconciliation of net income (loss) to net cash provided by operating activities
Other operating activities, net		(274)	[1],[2]	(1,243)	[2]	16,718
Net cash inflow from operating activities		745,713	[1],[2]	924,662	[2]	570,143
Investing activities
Net payments to subsidiaries		(100,000)	[1],[2]	0	[2]	(1,413,932)
Other investing activities, net		(200,609)	[1],[2]	(43,554)	[2]	21,376
Net cash outflow from investing activities		(300,609)	[1],[2]	(43,554)	[2]	(1,392,556)
Financing activities
Net decrease in debts		(298,321)	[1],[2]	(164)	[2]	(50,263)
Increases in debentures		1,037,656	[1],[2]	897,872	[2]	1,836,114
Repayments of debentures and lease liabilities		(868,723)	[1],[2]	(688,486)	[2]	(149,669)
Issuance of hybrid securities		399,085		0		0
Cash dividends paid		(766,249)	[1],[2]	(766,728)	[2]	(497,969)
Acquisition of treasury shares		(274,317)	[1],[2]	(224,700)	[2]	(185,465)
Net cash inflow(outflow) from financing activities		(770,869)	[1],[2]	(782,206)	[2]	952,748
Net increase(decrease) in cash held at bank subsidiaries		(325,765)	[1],[2]	98,902	[2]	130,335
Cash and cash equivalents subsidiaries at January 1		344,299	[2]	245,397	[2]	115,062
Cash and cash equivalents subsidiaries at December 31	[2]	₩ 18,534		₩ 344,299		₩ 245,397

[1]	The condensed statement of cash flow for the year ended December 31, 2019 are prepared in accordance with IFRS 16, and the comparatives for the year ended December 31, 2017 and 2018 has not been restated.
[2]	The condensed statement of comprehensive income for the year ended December 31, 2018 and 2019 are prepared in accordance with IFRS 9 and IFRS 15, and the comparatives for the year ended December 31, 2017 has not been restated.
[3]	The condensed statement of comprehensive income for the year ended December 31, 2019 are prepared in accordance with IFRS 16, and the comparatives for the year ended December 31, 2017 and 2018 has not been restated.